Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Disclosure Of Changes In Accounting Estimates [Abstract]
Critical Accounting Estimates and Judgements

3. CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Use of estimates and judgements

The preparation of financial statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. In particular, information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amount recognized in the financial statements are described below.

Revenue Recognition

The Group’s sales transactions may consist of various performance obligations that are satisfied at different times. It requires judgment to determine when different obligations are satisfied, including whether enforceable commitments for further obligations exist and when they arise. Depending on the determination of the performance obligations and the point in time or period over which those obligations are fulfilled, this may result in all revenue being calculated at inception, and either being recognized at once or on contract completion or spread over the term of a longer performance obligation.

In the accounting for contracts that contain promises to deliver more than one good or service, the Group has to determine how to allocate the total transaction price to the performance obligations of the contract. The Group allocates the total transaction price of a customer contract to the distinct performance obligations under the contract based on their standalone selling prices. The best evidence of this is an observable price from the standalone sales of the good or service to similarly situated customers. However, where standalone selling prices are not observable, it requires judgment to estimate the cost of satisfying a performance obligation and adding an appropriate margin to that good or service.

Nonrecurring valuations

The Group’s nonrecurring valuations are primarily associated with (i) the application of acquisition accounting and (ii) impairment assessments, both of which require value in use determinations as of the applicable valuation date. In making these determinations, the Group is required to make estimates and assumptions that affect the recorded amounts, including, but not limited to expected future cash flows, and discount rates, and remaining useful lives of long-lived assets. To assist in making these fair value determinations, the Group may engage third party valuation specialists. Estimates in this area impact, among other items, the amount of depreciation and amortization, impairment charges and income tax expense or credit. Estimates of fair value are based upon assumptions management believes to be reasonable, but which are inherently uncertain. A significant portion of the Group's long-lived assets were initially recorded through the application of acquisition accounting and all of the Group's long-lived assets are subject to impairment assessments.

The Group regularly review whether changes to estimated useful lives are required in order to accurately reflect the economic use of our intangible assets with finite lives.

The Group had net intangible assets of $24,732 and $21,442 as of December 31, 2020 and 2021, respectively.

Share-Based Payments

The Group operates equity-settled, share-based compensation plans under which the Group receives services or other consideration from employees and other unrelated parties for our equity instruments. The fair value of the services and consideration received in exchange for the grant of options is recognized as an expense and as a component of equity. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted. The fair value of the share options was determined using a Black-Scholes valuation model. No performance conditions were included in the fair value calculations.

Fair Value of Share Options

The fair value of each award on the grant date is estimated using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the expected volatility, the risk-free rate, expected life and the dividend yield. The expected volatility is based on the historical volatility of several comparable companies in the same industry. The expected life is based on the longer of each tranche’s respective weighted-average vesting term or the expected term to a liquidity event. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the Company’s expected dividend policy over the contractual life of the options.

The assumptions used to estimate the fair value of the share options granted are as follows:

2021
	2020*	Employees	Founders
Grant date fair value ($)	1,634 to 3,861	1.37 to 4.02	1.26 to 2.85
Exercise price ($)	1,793 to 3,861	9.89 to 16.39	16.96 to 17.05
Volatility	35-40%	40.0%	40.0%
Dividend yield	—	—	—
Expected life of option (years)	2-2.5	4-6.25	4-6.25
Annual risk free interest rate	0.2-1.6%	0.78-1.22%	0.78-1.22%
Total fair value of options granted	$6,716	$8,567	$43,887

*Amounts not adjusted for 2021 share splits

Fair Value of Ordinary Shares

The Group utilized the fair value of ordinary shares when determining the fair value of financial instruments including the 2020 Convertible Notes and Series B preferred shares as well as determining the fair value of the ordinary shares underlying its options when performing the fair value calculations with the Black-Scholes option pricing model. Therefore, prior to the merger, the directors have estimated the fair value of the Group’s ordinary shares at various dates, with input from management, considering the third-party valuations of ordinary shares. The valuations of ordinary shares were performed using methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Audit and Accounting Practice Aid Series: Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or the AICPA Practice Guide. In addition, the directors considered various objective and subjective factors, along with input from management and the independent third-party valuation firm, to determine the fair value of ordinary shares, including: external market conditions affecting the industry, trends within the industry, the results of operations, financial position, status of our research and development efforts, our stage of development and business strategy, and the lack of an active public market for the Group’s ordinary shares, and the likelihood of achieving a liquidity event such as an initial public offering, or IPO.

The valuations of the Group’s ordinary shares, prior to the merger, were prepared using an option pricing method, or OPM, and a probability-weighted expected return method, or PWERM. The PWERM is a scenario-based methodology that estimates the fair value of ordinary shares based upon an analysis of future values for the Group, assuming various outcomes. The ordinary shares’ value is based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available, as well as the rights of each share class. The future value of the ordinary shares under each outcome is discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the ordinary shares. The OPM treats ordinary shares and preferred shares as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, the ordinary shares have value only if the funds available for distribution to shareholders exceeded the value of the preferred share liquidation preferences at the time of the liquidity event, such as a strategic sale or a merger. A discount for lack of marketability of the ordinary shares is then applied to arrive at an estimate of value for the ordinary shares.

In addition to considering the results of these third-party valuations, the directors considered various objective and subjective factors to determine the fair value of ordinary shares as of each grant date, including:

•
the prices at which the Group issued ordinary and preferred shares and the superior rights and preferences of the preferred shares relative to the ordinary shares at the time of each grant;
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the progress of the Group’s research and development programs;
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the stage of development and the Group’s business strategy;
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external market conditions affecting the Group’s industry and trends within the industry;
•
the Group’s financial position, including cash on hand, and historical and forecasted performance and operating results;
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the lack of an active public market for the Group’s ordinary shares and preferred shares;
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the likelihood of achieving a liquidity event, such as an IPO, in light of prevailing market conditions; and
•
the analysis of IPOs and the market performance of similar companies in the Group’s industry.

The Group utilized the fair value of its Ordinary shares when determining the fair value of financial instruments including the 2020 Convertible Notes (Note 17) and Series B Preferred Shares (Note 16), as well as determining the Group estimates.

The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of management’s judgment. As a result, if the assumptions or estimates used had been significantly different, the fair value of ordinary shares and share-based payment expense could be materially different.

Product Reserves

The Group provides standard commercial warranties on its products. Separately, the Group also periodically performs field service actions related to safety matters and other product campaigns. Pursuant to these warranties and field service actions, the Group will repair or replace products that are defective in materials or workmanship. The Group accrues the estimated cost of both base warranty coverages and field service actions at the time of sale. Provisions for warranties of $5,801 (2020: $6,557) are recorded in the balance sheet within trade and other payables (Note 20). The Group is able to service Platform instruments returned by customers. The Group has estimated the number of returned instruments that are anticipated being able to be serviced and returned to customers and have reserved against those instruments not expected to be serviced.

The Group maintains an allowance for excess or obsolete inventories. The allowance is based on a review of inventory materials on hand, which the Group compares with estimated future usage. In addition, the Group reviews the inventories and compares parts costs with current market value and writes down any parts with costs in excess of current market value to net realizable value. Provisions for inventories of $22,829 (2020: $13,186) are recorded in the balance sheet within inventory.

These estimates take into consideration historical experience, current contractual and statutory requirements, specific known market events and trends such as competitive pricing and new product introductions, estimated inventory levels, and the shelf life of products. As 2020 was the first year of significant sales of its diagnostic platform, the Group has limited history to make these estimates. If actual future results vary, these estimates may need to be adjusted, with an effect on sales and earnings in the period of the adjustment. Actual results could differ from these estimates.